Notes Payable to Related Party - Notes Outstanding (Principal and Interest) Including Unamortized Discount, with MTF Related Party (10K) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Issue Date	Sep. 19, 2014	Sep. 19, 2014
Maturity Date	Mar. 31, 2015	Mar. 31, 2015
Interest Rate	8.50%	8.50%
New MTF Convertible Promissory Note	$ 0	$ 3,747,102
Less: Accrued interest expense	0	87,774
Notes payable to related party		$ 3,659,328